Above / Below market acquired charters (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Above Below Market Acquired Charters
Amortization of above market acquired charters	$ 16,285	$ 9,949
Accretion of below market acquired charters	$ 4,275	$ 2,662